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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-21601

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                         PIMCO Income Strategy Fund II
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                 Bradley Todd
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: July 31

            Date of reporting period: July 1, 2018 to June 30, 2019

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21601
Reporting Period: 07/01/2018 - 06/30/2019
PIMCO Income Strategy Fund II









======================== PIMCO Income Strategy Fund II =========================


FORBES ENERGY SERVICES LTD.

Ticker:       FLSS           Security ID:  345143200
Meeting Date: JUN 07, 2019   Meeting Type: Annual
Record Date:  APR 09, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director John E. Crisp            For       Withhold     Management
2     Ratify BDO USA, LLP as Auditor          For       For          Management


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: JUL 31, 2018   Meeting Type: Annual
Record Date:  JUN 01, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James R. Abrahamson      For       For          Management
1.2   Elect Director Diana F. Cantor          For       For          Management
1.3   Elect Director Eugene I. Davis          For       For          Management
1.4   Elect Director Eric L. Hausler          For       For          Management
1.5   Elect Director Elizabeth I. Holland     For       For          Management
1.6   Elect Director Craig Macnab             For       For          Management
1.7   Elect Director Edward B. Pitoniak       For       For          Management
1.8   Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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VICI PROPERTIES, INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 30, 2019   Meeting Type: Annual
Record Date:  MAR 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Eric L. Hausler          For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2019